INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 10,183,112	$ 5,356,439
Work in progress	2,867,852	2,906,771
Raw materials	911,512	314,479
Less: Inventory provision	(1,819,160)	(1,261,660)
Total	$ 12,143,316	$ 7,316,029